Other general administrative expenses - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Commissioned services from audit firms	€ 206.2	€ 174.1	€ 185.5